Related Party Transactions (Details) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2020	Jul. 02, 2019	Dec. 24, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	May 01, 2021	Oct. 21, 2019
Related Party Transactions (Details) [Line Items]
Aggregate advance amount							$ 3,696
Repaid amount				$ 10,000
Advance amount					$ 1,000,000
Settlement agreement, description	In accordance with the Settlement Agreement, (i) on December 23, 2020, the Company paid JDE the Cash Settlement, and (ii) on December 15, 2020, the Company entered into the Note with JDE for a principal amount of $64,143. The Note had a maturity date of June 15, 2021 and accrued interest at a rate of 12% per annum. The holder has the right to convert the Outstanding Balance of the Note at any time into shares of common stock of the Company at a conversion price of $0.0003 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The shares of Series Y Preferred Stock are not convertible to the extent that (i) the Company’s Certificate of Incorporation has not been amended to increase the number of authorized shares of Common Stock of the Company, or (ii) the holder (together with such holder’s affiliates) would beneficially own in excess of 4.99% of the shares of Common Stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.99% by the holder by written notice from such holder to the Company, which notice shall be effective 61 calendar days after the date of such notice).
Debt discount	$ 64,143
Stated value								$ 1,218,200
Remaining carrying value							0
Net of debt discount							0
Accrued interest payable							0
Payment by related party					25,000
Advance paid					25,000		0
Expense paid by related party					158,371
Proceeds from exchange for the issuance		$ 5,585,594
Notes payable					1,000,000
Fair value
Interest per annum					8.00%
Due days					three
Equity financing					$ 3,000,000
Debt discount					867,213
JDE [Member]
Related Party Transactions (Details) [Line Items]
Payable amount	25,000
Principal amount	64,143
Iroquois [Member]
Related Party Transactions (Details) [Line Items]
Additional payment by related party					$ 1,000,000
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Non-convertible interest notes payable					15.00%
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Non-convertible interest notes payable					20.00%
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Repaid amount							509
Advance amount							3,187
Aggregate advance amount					$ 2,091	$ 0	3,696
Repaid aggregate amount					5,278	0
Owed advance amount					0		3,187
Aggregate proceeds					357,053	$ 20,520
Repaid amount					$ 0
Interest rate					35.00%
Non-convertible notes payable					$ 1,535,944		$ 0
Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Sum of outstanding amount	$ 89,143
Series C Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)									1,000
Aggregate fair value									$ 10,000
Preferred shares (in Shares)				1,000	1,000		1,000
Fair value				$ 1	$ 1		$ 1
Series Y Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Converted principal amount			$ 64,143
Conversion of shares (in Shares)			3.20716
Stated value			$ 64,143
Reduction in debt discount			60,971
Loss on settlement amount			$ 60,971
Preferred shares (in Shares)				0	720.515674		654.781794
Fair value					$ 1		$ 1
Series Z Preferred Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)					250
Proceeds from exchange for the issuance					$ 1,000,000
Preferred shares (in Shares)					250
Fair value					$ 6,530,867